Commitments for Expenditure (Tables)	12 Months Ended
Dec. 31, 2023
Commitments for Expenditure [Abstract]
Summary of Commitments For Acquisition of Property, Plant and Equipment
(1)	The commitments related to acquisition of property, plant and equipment as of December 31, 2022 and 2023 are as follows:

		2022		2023
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)	￦	57,203	12,595	57,226	417
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)		50,151	37,638	51,796	20,661
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S		37,168	16,788	37,168	15,109
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S		37,744	140	37,744	140
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others (Kyungin Construction)		58,269	3,883	58,271	746
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S		33,841	25,641	35,136	20,370
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)		35,949	3,232	35,016	703
Concrete pole (10M, general purpose, 350KGF) 126,948 ea and five other equipments (unit price contract)		202,795	95,428	—	—
Purchase of GIS (362KV, 6300A, 63KA) Type 19 – Shinyangsan S/S		31,834	17,334	32,460	5,635
Purchase of cable (PVC, 1C, 2500SQ) 57,868M and others (Goduk-Seoansung)		40,937	3,748	40,937	654
Purchase of cable (PVC, 1C, 2000SQ) 87,732M and others (Eulwangboonki)		36,155	10,274	36,446	1,015
Purchase of GIS(362KV,6300A,63KA) Type 18 – Wolsung S/Y		32,090	32,090	32,090	26,742
Purchase of cable (FR CNCO-W,1C,325SQ) 672,300M (unit price contract)		31,387	19,213	—	—
Purchase of cable (TR CNCE-W,1C,325SQ) 1,342,000M (unit price contract)		75,620	40,497	—	—
Purchase of cable (TR CNCE-W,1C,600SQ) 377,000M (unit price contract)		31,851	17,478	—	—
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 2,175,300M (unit price contract)		53,064	29,436	—	—
System stabilization ESS equipment (Bubuk S/S) Type 1		222,300	222,300	222,300	145,014
System stabilization ESS equipment (Shinnamwon S/S) Type 1		211,500	211,500	211,500	130,169
System stabilization ESS equipment (Yeongcheon S/S) Type 1		73,104	73,104	73,104	18,604
Concrete pole (10M, general purpose, 500KGF) 111,000 ea and four other equipments		—	—	67,996	39,971
Advanced EType low voltage electronic watt-hour meter 1,311,552 ea		—	—	36,103	—
System stabilization ESS equipment (Yesan S/S) Type 1		—	—	56,403	12,095
System stabilization ESS equipment (Hamyang S/S) Type 1		—	—	35,609	12,870
Construction of Saeul Units (#3,4)		9,800,424	2,455,673	9,800,424	1,113,349
Construction of Shin-Hanul Units (#1,2)(*)		10,327,372	97,889	10,592,760	—
Construction of Shin-Hanul Units (#3,4)		11,007,232	10,858,828	11,680,361	10,935,737
Other 30 contracts		853,941	425,149	1,631,574	1,133,467
Purchase of main machine for Jeju LNG combined		166,287	10,898	166,287	—
Purchase of equipments for the construction project of Boryeong indoor coal storage yard		318,197	287,965	334,932	279,920
Purchase of main machine for Boryeong New Complex Unit 1		—	—	281,600	228,053
Boryeong New Complex Unit 1 Construction Project		—	—	186,358	186,358
Service of designing Taean Units (#9,10)		112,909	12,468	112,909	12,468
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant		126,302	32,748	123,495	15,603
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant		221,997	38,714	220,864	214
Construction of Gimpo combined heat & power plant		181,798	56,558	211,372	13,960
Purchase of gas turbines, steam turbines, and accessories for Gumi natural gas power plant		197,983	197,983	197,983	193,578
Purchase of heat recovery boiler and accessories for Gumi natural gas power plant		—	—	65,918	45,299

		2022		2023
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Construction of Gumi natural gas power plant	￦	204,094	204,094	210,393	173,350
Installation of natural gas supply facility at Gumi natural gas power plant		70,620	70,620	70,620	61,799
Purchase of coal handling machine for construction of Samcheok Units (#1,2)		299,048	6,687	312,150	5,682
Purchase of main equipment for Namjeju		140,144	3	140,144	3
Purchase of main equipment for Shin-Sejong combined thermal power plant		234,392	32,621	234,392	8,342
Purchase of Hadong thermal power indoor carboniferous plant		162,814	62,299	167,259	48,495
Purchase of phase 2 power generation facility for Yeongwol fuel cells		86,100	30,527	86,350	219
Purchase of fuel cell power generation facilities for the fifth stage of Shinincheon headquarters		81,960	81,960	81,960	18,290

(*)
As of December 31, 2023, the commitment amounts include the Shin-Hanul Unit #1, construction of which has completed during the year ended December 31, 2022. In addition, as of December 31, 2023, Shin-hanul Unit #2 is in commissioning.

Summary of Commitments For Inventory Purchase	Contract periods for ore concentrates, conversion, enrichment and design and fabrication are as follows:

Type	Periods	Contracted quantity
Concentrate	2023 ~ 2033	21,400 Ton U3O8
Conversion	2023 ~ 2030	16,300 Ton U
Enrichment	2023 ~ 2032	18,893 Ton SWU